Current Taxes and Deferred Taxes - Effect of deferred taxes on income and equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	$ 176,923	$ 129,192	$ 94,240
Income effect	(14,314)	35,202	37,198
Equity effect	(1,344)	12,529	(2,246)
Deferred tax liability (asset) at end of period	161,265	176,923	129,192
Total debit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	219,174	183,170	147,046
Income effect	(15,839)	36,049	36,013
Equity effect	(44)	(45)	111
Deferred tax liability (asset) at end of period	203,291	219,174	183,170
Allowances for loan losses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	127,719	115,538	100,734
Income effect	(12,276)	12,181	14,804
Deferred tax liability (asset) at end of period	115,443	127,719	115,538
Obligations with agreement to repurchase
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	(968)	(968)	(968)
Deferred tax liability (asset) at end of period	(968)	(968)	(968)
Personnel provisions
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	11,231	8,150	9,597
Income effect	1,290	3,081	(1,447)
Deferred tax liability (asset) at end of period	12,521	11,231	8,150
Staff vacations
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,674	6,268	5,489
Income effect	234	406	779
Deferred tax liability (asset) at end of period	6,908	6,674	6,268
Accrued interest and indexation adjustments from past due loans
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	3,355	4,024	3,738
Income effect	59	(669)	286
Deferred tax liability (asset) at end of period	3,414	3,355	4,024
Staff severance indemnities provision
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,854	2,236	2,344
Income effect	(352)	(337)	(117)
Equity effect	(45)	(45)	9
Deferred tax liability (asset) at end of period	1,457	1,854	2,236
Provisions of credit card expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	12,459	13,628	10,637
Income effect	(3,504)	(1,169)	2,991
Deferred tax liability (asset) at end of period	8,955	12,459	13,628
Provisions of accrued expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	14,489	11,788	11,466
Income effect	1,869	2,701	220
Equity effect			102
Deferred tax liability (asset) at end of period	16,358	14,489	11,788
Leasing
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	37,119	18,239
Income effect	(4,570)	18,880	18,239
Deferred tax liability (asset) at end of period	32,549	37,119	18,239
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	5,242	4,267	4,009
Income effect	1,411	975	258
Equity effect	1
Deferred tax liability (asset) at end of period	6,654	5,242	4,267
Total credit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	42,251	53,978	52,806
Income effect	(1,525)	847	(1,185)
Equity effect	1,300	(12,574)	2,357
Deferred tax liability (asset) at end of period	42,026	42,251	53,978
Investments with agreement to repurchase
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	125	125	125
Deferred tax liability (asset) at end of period	125	125	125
Depreciation of property and equipment and investment properties
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	11,815	13,163	14,304
Income effect	2,466	(1,348)	(1,141)
Deferred tax liability (asset) at end of period	14,281	11,815	13,163
Adjustment for valuation financial assets available-for-sale
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,092	13,667	11,310
Income effect	1
Equity effect	1,299	(12,575)	2,357
Deferred tax liability (asset) at end of period	2,392	1,092	13,667
Hedge cash adjustment
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	259	259	259
Deferred tax liability (asset) at end of period	259	259	259
Leasing equipment
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	(1,094)	(1,094)	1,898
Income effect			(2,992)
Deferred tax liability (asset) at end of period	(1,094)	(1,094)	(1,094)
Transitory assets
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	4,772	3,795	3,633
Income effect	714	977	162
Deferred tax liability (asset) at end of period	5,486	4,772	3,795
Derivative instruments adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	7,707	10,279	5,983
Income effect	(3,329)	(2,572)	4,296
Deferred tax liability (asset) at end of period	4,378	7,707	10,279
Assets received in lieu of payments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	(1,390)	(1,630)	(1,434)
Income effect	830	240	(196)
Deferred tax liability (asset) at end of period	(560)	(1,390)	(1,630)
Accrued interest to effective rate
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	2,247	2,560	2,303
Income effect	(644)	(313)	257
Deferred tax liability (asset) at end of period	1,603	2,247	2,560
Intangible assets amortization
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,090	6,640	7,141
Income effect	(587)	(550)	(501)
Deferred tax liability (asset) at end of period	5,503	6,090	6,640
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	10,628	6,214	7,284
Income effect	(976)	4,413	(1,070)
Equity effect	1	1
Deferred tax liability (asset) at end of period	$ 9,653	$ 10,628	$ 6,214